March 24, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Frost Family of Funds (File Nos. 333-229001 and 811-23410)

Ladies and Gentlemen:

On behalf of our client, Frost Family of Funds (the “Trust”), we are filing, pursuant to the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), a preliminary copy of the shareholder letter, notice, proxy statement and proxy card for the Special Meeting of Shareholders (the “Special Meeting”) of the Frost Growth Equity Fund, Frost Total Return Bond Fund, Frost Credit Fund, Frost Low Duration Bond Fund and Frost Municipal Bond Fund (the “Funds”), each a series of the Trust, scheduled to be held on Monday, May 17, 2021.

The Special Meeting is being called for the purpose of electing five Trustees to the Board of Trustees of the Funds and approving a change in the Frost Growth Equity Fund’s diversification status from diversified to non-diversified, as defined under the 1940 Act, and eliminating the related fundamental policy.

If you have any questions regarding the filing, please contact the undersigned at 215.963.5503.

Sincerely,

/s/ Lauren Engel

Lauren Engel

Morgan, Lewis & Bockius llp

1701 Market Street
Philadelphia, PA 19103-2921	+1.215.963.5000
United States	+1.215.963.5001